FlowStone Opportunity Fund

Schedule of Investments

December 31, 2022 (Unaudited)

Investment Funds*	Geographic Region**	Investment Strategy	Shares	Cost	Fair Value	% of Shareholders' Capital	Original Acquisition Date
Primary Investments
Apax X USD, L.P.(a)(b)	Guernsey	Leveraged Buyout		$1,965,136	$2,156,120	0.41%	3/3/2020
Apax XI USD, L.P.(a)(b)(c)	Guernsey	Leveraged Buyout		-	(56,256)	-0.01%	6/30/2022
Clearlake Capital Partners VII (USTE), L.P.(b)	North America	Leveraged Buyout		4,033,729	3,935,690	0.76%	10/29/2021
Fin VC Flagship II, LP(a)(b)	North America	Venture		1,691,697	1,794,841	0.34%	5/6/2021
Great Hill Equity Partners VIII, L.P.(a)(b)	North America	Leveraged Buyout		271,976	(50,260)	-0.01%	1/31/2022
Liquid Stock I, L.P.(a)(b)	North America	Private Equity Fund		3,889,802	4,890,583	0.95%	8/30/2019
Madison Dearborn Capital Partners VIII-A, L.P.(b)	North America	Leveraged Buyout		2,787,649	2,726,826	0.53%	6/21/2021
New Mountain Partners VI, L.P.(a)(b)	North America	Leveraged Buyout		1,263,883	1,300,000	0.25%	4/8/2020
Sun Capital Partners VIII-A, L.P.(a)(b)	North America	Leveraged Buyout		2,013,255	1,876,006	0.36%	6/30/2022
The Veritas Capital Fund VIII, LP(a)(b)(d)	North America	Leveraged Buyout		2,605,222	2,456,494	0.47%	3/16/2022
Trident Capital IX, L.P.(a)(b)	North America	Leveraged Buyout		1,027,108	922,655	0.18%	9/17/2021
Vista Equity Partners Fund VIII-A, L.P.(a)(b)(d)	North America	Leveraged Buyout		31,606	(35,715)	-0.01%	8/24/2022
Warburg Pincus Global Growth 14, L.P.(a)(b)	North America	Leveraged Buyout		2,012,660	1,951,141	0.37%	1/31/2022
Total Primary Investments (Cost $23,593,723) (4.59%)***					23,868,125

Secondary Investments
AEA Investors Fund V LP (a)(b)	North America	Leveraged Buyout		$495,492	$867,287	0.17%	1/1/2022
AEA-SEI Holding II (Delta Rigging) (a)(b)	North America	Leveraged Buyout		1,007,860	1,092,247	0.21%	3/31/2022
AIC Credit Opportunities Partners Fund II, L.P.(b)	North America	Private Credit		4,795,321	4,231,481	0.81%	10/31/2019
American Securities Partners VI, L.P.(b)(d)	North America	Leveraged Buyout		2,922,345	3,089,775	0.59%	12/31/2021
Ampersand CF Limited Partnership - Class A(a)(b)	North America	Leveraged Buyout		169,072	1,200,000	0.23%	10/29/2020
Ampersand CF Limited Partnership - Class B(a)(b)	North America	Leveraged Buyout		302,221	2,000,000	0.38%	10/29/2020
Ampersand 2006, L.P.(a)(b)(e)	North America	Venture		-	18,000	0.00%	12/31/2019
Arsenal Capital Partners III-B LP.(a)(b)	North America	Leveraged Buyout		2,034,163	1,423,173	0.27%	1/1/2022
Audax Mezzanine Fund III, L.P.(b)(d)	North America	Private Credit		351,978	566,906	0.11%	6/30/2021
August Capital V, L.P.(a)(b)	North America	Venture		10,066,877	12,963,898	2.49%	6/30/2022
August Capital V Special Opportunities, L.P.(a)(b)	North America	Venture		11,460	1,112,687	0.21%	6/30/2022
Awz Pentera II, LLC(a)(b)	North America	Venture		10,197,898	17,215,000	3.31%	8/24/2022
Bain Capital Empire Holdings, L.P. - Class C(a)(b)(d)	North America	Leveraged Buyout		6,548,736	6,521,104	1.25%	10/5/2022
Bain Capital Europe III, L.P.(a)(b)(d)	North America	Leveraged Buyout		190,183	109,010	0.02%	12/31/2021
Bain Capital Venture Fund 2009, L.P.(a)(b)(d)	North America	Venture		6,649,539	5,262,418	1.01%	6/30/2022
BC European Capital IX, L.P.(a)(b)	Guernsey	Leveraged Buyout		8,737,248	6,769,981	1.30%	12/31/2020
BC Partners Galileo (2) L.P.(a)(b)	Guernsey	Leveraged Buyout		2,187,016	2,791,445	0.54%	6/10/2021
Caltius Partners IV, L.P.(b)	North America	Private Credit		4,136,905	4,008,806	0.77%	6/30/2021
Canaan VII, L.P.(a)(b)	North America	Venture		432,808	925,938	0.18%	12/31/2019
Carlyle Europe Partners IV, L.P.(a)(b)(d)	United Kingdom	Leveraged Buyout		1,485,687	1,153,103	0.22%	12/31/2021
Carlyle Partners VI, L.P.(b)	North America	Leveraged Buyout		2,487,381	1,483,632	0.29%	12/31/2021
Castle Harlan Partners V & AIV(a)(b)(d)(e)	North America	Leveraged Buyout		737,815	185,653	0.04%	9/30/2021
Catterton Partners VI, L.P.(a)(b)	North America	Leveraged Buyout		546,441	1,019,220	0.20%	12/31/2019
Centerbridge Special Credit Partners, L.P.(a)(b)	North America	Private Credit		71,891	10,936	0.00%	12/31/2021
Cerberus Institutional Partners VI, L.P.(a)(b)	North America	Leveraged Buyout		1,210,697	1,748,715	0.34%	7/30/2021
Charles River Partnership XIV, LP(a)(b)(d)	North America	Venture		1,094,080	1,960,673	0.38%	6/30/2022
Clarus Lifesciences II, L.P.(a)(b)	North America	Venture		5,565	716,607	0.14%	6/30/2022
Clayton, Dubilier & Rice Fund IX, L.P.(b)	North America	Leveraged Buyout		7,059,797	5,326,350	1.02%	12/31/2021
Columbia Capital Equity Partners V (QP), L.P.(a)(b)	North America	Venture		4,933,543	8,770,420	1.69%	6/30/2022
Court Square Capital Partners (Offshore) III, L.P.(b)	North America	Leveraged Buyout		4,781,863	3,753,032	0.72%	12/31/2021
CRG Partners III (Holdings I) L.P.(b)(d)	North America	Private Credit		402,758	371,793	0.07%	6/30/2021
Crosslink Ventures V, L.P.(a)(b)(e)	North America	Venture		468,540	500,165	0.10%	1/1/2020
CVC Capital Partners VI (A) L.P.(b)	Jersey	Leveraged Buyout		5,429,727	4,748,548	0.91%	1/1/2022
Dace Ventures I, L.P.(a)(b)	North America	Venture		294,908	300,000	0.06%	12/31/2019
DBAG Fund VI (Guernsey) L.P.(a)(b)	Guernsey	Leveraged Buyout		1,454,279	1,393,240	0.27%	12/31/2021
DFJ Growth 2006 Continuation, L.P.(a)(b)	North America	Leveraged Buyout		1,497,477	6,005,863	1.15%	12/31/2019
EagleTree Partners IV, LP(a)(b)	North America	Leveraged Buyout		1,205,189	1,621,112	0.31%	6/30/2021
EnerTech Capital Partners III, L.P.(a)(b)	North America	Venture		149,040	25,819	0.00%	12/31/2019
Falcon Strategic Partners III, L.P.(b)(d)	North America	Private Credit		1,849,215	2,874,393	0.55%	6/30/2021
Fin Venture Capital I, L.P.(a)(b)	North America	Venture		3,620,010	8,303,679	1.60%	6/30/2020
Flexpoint Fund II (Cayman), L.P.(a)(b)(d)	North America	Venture		1,900,626	3,093,968	0.59%	6/30/2022
Flexpoint Fund II, L.P.(a)(b)(d)	North America	Venture		1,801,552	3,033,800	0.58%	6/30/2022
Flybridge Capital Partners III, LP(a)(b)(d)	North America	Venture		10,939,815	9,349,232	1.80%	6/30/2022
Francisco Partners III (Cayman), L.P.(a)(b)	Cayman	Leveraged Buyout		-	624,183	0.12%	12/31/2020
Francisco Partners III (Domestic AIV), L.P.(a)(b)	North America	Leveraged Buyout		-	228,086	0.04%	12/31/2020
Francisco Partners III, L.P.(a)(b)	North America	Leveraged Buyout		-	876,745	0.17%	12/31/2020
GF Capital Private Equity Fund II-B, L.P.(a)(b)(d)	North America	Leveraged Buyout		5,786,761	5,175,485	0.99%	12/31/2021
Hony Capital Fund V, L.P.(a)(b)	North America	Leveraged Buyout		1,942,502	1,517,395	0.29%	1/31/2022
ICG Ludgate Hill IB SCSp(a)(b)(d)	Luxembourg	Leveraged Buyout		8,054,301	21,072,596	4.05%	6/22/2021
ICG Ludgate Hill IIIA Porsche LP(b)(d)	Luxembourg	Leveraged Buyout		33,124,263	39,766,507	7.64%	9/26/2022
Icon Partners IV, L.P.(a)(b)	North America	Leveraged Buyout		8,349,670	9,584,828	1.84%	5/21/2021
Icon Partners V, L.P.(a)(b)	North America	Leveraged Buyout		7,418,042	7,592,185	1.46%	8/27/2021
IK VII Fund(a)(b)	Jersey	Leveraged Buyout		516,357	605,522	0.12%	12/31/2021
Institutional Venture Partners XII, L.P.(a)(b)(d)(e)	North America	Venture		333,256	20,809	0.00%	12/31/2019
Institutional Venture Partners XIV, L.P.(a)(b)(d)	North America	Venture		2,673,071	1,381,176	0.27%	12/31/2021
Intermediate Capital Asia Pacific Fund 2008, L.P.(a)(b)	Jersey	Private Credit		245,618	756,185	0.15%	6/30/2021
JFL-NG Continuation Fund, L.P.(a)(b)	North America	Leveraged Buyout		2,775,678	4,921,962	0.95%	10/27/2021
JK&B Capital V, L.P.(a)(b)(e)	North America	Venture		148,521	145,449	0.03%	12/31/2019
Kohlberg TE Investors VIII-B, L.P.(a)(b)	North America	Leveraged Buyout		26,634,186	31,856,069	6.12%	12/30/2022
LEP Opportunities II, L.P.(a)(b)	North America	Leveraged Buyout		8,223,899	8,128,242	1.56%	6/27/2022
Lincolnshire Equity Fund IV-A, L.P.(b)	North America	Leveraged Buyout		1,606,812	2,794,609	0.54%	12/31/2020
Littlejohn Fund IV, LP(a)(b)(d)	North America	Leveraged Buyout		268,332	798,901	0.15%	9/30/2021
Lord Investment S.a r.l. (Valextra SpA)(a)(b)(d)	Western Europe	Leveraged Buyout		1,867,892	1,785,594	0.34%	3/31/2022
MDV IX, L.P.(a)(b)	North America	Venture		6,134,654	8,536,196	1.64%	12/31/2020
Milestone Partners FS LP(a)(b)(d)	North America	Leveraged Buyout		1,537,850	1,280,122	0.25%	12/31/2021
Milestone Partners IV, L.P.(a)(b)(d)	North America	Leveraged Buyout		1,610,840	1,391,869	0.27%	12/31/2021
Morgenthaler Venture Partners IX, LP(a)(b)	North America	Venture		480,634	717,038	0.14%	12/31/2020
NEO Capital Private Equity Fund II L.P.(a)(b)	Western Europe	Fund of Funds		1,607,411	1,628,360	0.31%	1/18/2022
Northstar Mezzanine Partners V, L.P.(b)	North America	Private Credit		939,194	425,000	0.08%	6/30/2021
NYLCAP Mezzanine Offshore Partners III, L.P.(b)	North America	Private Credit		656,104	428,001	0.08%	6/30/2021
Oaktree European Principal Fund III (U.S.), L.P.(a)(b)	North America	Private Credit		1,149,338	1,172,327	0.23%	11/1/2021
Onex Partners III LP(a)(b)	North America	Leveraged Buyout		473,895	665,000	0.13%	10/1/2021
Onset VI, L.P.(a)(b)	North America	Venture		3,212,435	5,121,122	0.98%	6/30/2022
Park Square Capital Partners II, L.P.(b)	Guernsey	Private Credit		1,680,967	2,039,984	0.39%	6/30/2021
Parthenon Investors III, L.P.(b)	North America	Leveraged Buyout		431,547	774,818	0.15%	12/31/2019
Peepul Capital Fund II LLC(a)(b)(d)	Rest of World	Venture		1,012,484	2,421,104	0.47%	6/30/2022
Pegasus WSJLL Fund, L.P.(a)(b)	North America	Leveraged Buyout		8,586,099	9,700,000	1.86%	12/14/2021
Permira V(a)(b)(d)	Guernsey	Leveraged Buyout		6,050,072	3,238,826	0.62%	2/1/2022
Platinum Equity Capital Partners III, L.P.(b)(d)	North America	Leveraged Buyout		1,248,161	1,216,258	0.23%	3/31/2022
Point 406 Ventures I, L.P.(a)(b)	North America	Venture		1,865,426	657,783	0.13%	12/31/2019
Pro SPV, LP(a)(b)	North America	Leveraged Buyout		8,345,445	12,319,762	2.37%	8/27/2021
PT2-A, L.P.(a)(b)	North America	Leveraged Buyout		6,454,213	7,041,948	1.35%	12/15/2021
Quad-C Partners VIII, LP(a)(b)	North America	Leveraged Buyout		678,626	8,832	0.00%	9/30/2021
Redpoint Ventures IV, L.P.(a)(b)(d)	North America	Venture		3,020,976	1,504,193	0.29%	12/31/2020
Rembrandt Venture Partners Fund Two, L.P.(a)(b)	North America	Venture		922,119	916,507	0.18%	12/31/2019
Reverence Capital Partners Opportunities Fund I, L.P.(b)(d)	North America	Leveraged Buyout		1,493,696	1,814,114	0.35%	12/31/2020
Riverstone Global Energy and Power Fund VI, LP(b)	North America	Leveraged Buyout		317,082	694,763	0.13%	6/30/2021
Roark Capital Partners CF LP(a)(b)	North America	Leveraged Buyout		12,070,648	14,940,952	2.87%	8/19/2022
Savant Growth Fund I, LP(a)(b)	North America	Leveraged Buyout		1,941,327	1,279,881	0.25%	12/8/2020
StepStone Real Estate Partners III, L.P.(b)(d)	North America	Fund of Funds		67,825	137,607	0.03%	6/30/2021
Summit Partners Growth Equity Fund IX-A, L.P.(a)(b)	North America	Leveraged Buyout		2,858,840	2,950,668	0.57%	6/30/2021
Summit Partners Subordinated Debt IV-B, L.P.(a)(b)	North America	Private Credit		737,351	633,662	0.12%	6/30/2021
TA Subordinated Debt Fund III, L.P.(a)(b)	North America	Private Credit		669,849	553,889	0.11%	7/30/2021
TCW/Crescent Mezzanine Partners VB, L.P.(a)(b)	North America	Private Credit		26,042	349,254	0.07%	6/30/2021
The Peninsula Fund V, L.P.(b)	North America	Private Credit		8,856,221	11,124,598	2.14%	7/1/2021
The Resolute Fund III, L.P.(a)(b)	North America	Leveraged Buyout		1,651,848	2,338,068	0.45%	12/31/2021
The Veritas Capital Partners IV, LP(a)(b)(d)	North America	Leveraged Buyout		28,583	85,480	0.02%	1/1/2022
TowerBrook Investors IV (OS), L.P.(b)	North America	Leveraged Buyout		4,442,557	3,034,531	0.58%	12/31/2021
TZP Capital Partners I (PIV), LP(a)(b)	North America	Leveraged Buyout		79,463	65,501	0.01%	4/7/2021
TZP Capital Partners II-A (Blocker), LP(b)	North America	Leveraged Buyout		601,334	955,344	0.18%	4/7/2021
TZP Small Cap Partners I-A (Blocker), LP(b)	North America	Leveraged Buyout		278,721	235,980	0.05%	4/7/2021
Versant Venture Capital IV, L.P.(a)(b)	North America	Venture		6,545,505	1,060,602	0.20%	12/31/2020
Warburg Pincus Financial Sector, L.P.(a)(b)	North America	Leveraged Buyout		19,885,218	19,196,773	3.69%	6/30/2022
Warburg Pincus Global Growth L.P.(a)(b)	North America	Leveraged Buyout		16,890,390	23,312,760	4.48%	6/30/2022
Warburg Pincus Private Equity XII, L.P.(b)	North America	Leveraged Buyout		20,662,142	21,137,043	4.06%	6/30/2022
Total Secondary Investments (Cost $384,837,311) (86.22%)***					448,658,157
Total Investment Funds (Cost $408,431,034) (90.81%)***					$472,526,282

Short-Term Investment (9.71%)***
Money Market Fund
Morgan Stanley Institutional Liquidity Fund - Treasury Portfolio, 4.10% (f)	50,526,149	$50,526,149
Total Money Market Fund (Cost $50,526,149) (9.71%)***		$50,526,149

Total Investments (Cost $458,957,183) (100.52%)***		$523,052,431
Liabilities less other assets (-0.52%)***		(2,704,600)
Shareholders' Capital - 100.00%***		$520,347,831

Primary Investments are investments in newly established private equity partnerships where underlying portfolio companies are not known as of the time of investment.

Secondary Investments are Private Equity Fund Investments generally acquired in the secondary market.

*	Restricted investments as to resale. Certain Investment Funds will distribute proceeds upon realization events and such proceeds are distributed at the discretion of the Investment Manager, as they become available.

**	The geographic region disclosed is based on where each Investment Fund is domiciled.

***	As a percentage of total shareholders' capital.

(a)	Non-income producing.

(b)	Investment Funds are issued in private placement transactions and as such are restricted as to resale per Rule 12-12-8 of Regulation S-X.

(c)	As of December 31, 2022, no capital has been contributed to this Investment Fund and the fair value represents a liability of a commitment to the Investment Fund.

(d)	Fair valued by the Fair Value Committee based on policies and procedures established by the Board of Trustees and considered a Level 3 investment.

(e)	The Investment Fund is liquidating its assets and is in the process of returning capital to its limited partners in a reasonable manner.

(f)	The rate quoted is the annualized seven-day yield of the fund at the period end.